Commitments and Contingencies Commitments and Contingencies (Details) BRL in Millions, $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2009 BRL	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation, due within one year	$ 9.3
Purchase obligation purchased during period	7.6
Brazilian Federal Indirect Tax Assessment [Member]
Loss Contingencies [Line Items]
Damages sought | BRL			BRL 270.0
Range of possible loss, portion not accrued	138.0
Thailand Customs Matter [Member]
Loss Contingencies [Line Items]
Range of possible loss, portion not accrued	24.0
Indirect Tax Liability [Member]
Loss Contingencies [Line Items]
Accrual, at carrying aalue	7.5			$ 12.5
Range of possible loss, portion not accrued	$ 174.5
Securities Action
Loss Contingencies [Line Items]
Loss in period		$ 17.2
FCPA
Loss Contingencies [Line Items]
Loss in period		$ 28.0